THE SIMMS FUNDS

                                U.S. EQUITY FUND

                                 INTERNATIONAL
                                  EQUITY FUND

                                 ANNUAL REPORT
                                 JUNE 30, 2001

                     (SIMMS CAPITAL MANAGEMENT, INC. LOGO)
                                Global Investors

THE SIMMS FUNDS
REPORT FROM MANAGEMENT                                         AUGUST 20, 2001

Dear Shareholders,

The second of quarter 2001 produced the first positive results for all of the major U.S. indices since the first quarter of 2000 but the U.S. Equity Fund and U.S. equity markets in general are still down significantly for the period. The International Fund and foreign equity markets in general were negatively impacted by slowing European economies and the effect of the strong U.S. Dollar.

UNITED STATES & CANADA:

Evidence of the early stages of economic recovery is appearing in the UNITED STATES. Housing (+8.8% yoy) and durable goods sales in May rebounded and consumer confidence (Conference Board index: 117.9 vs. 116.1 in May) has registered a six month high, and consumer spending has responded. Capital spending and industrial activity, however, continue to soften and the strength in the U.S. Dollar threatens the recovery by reducing our competitive position. The unemployment rate is expected to top out at a 5% level and the benign inflation forecast has been confirmed by a decline in crude oil and gasoline prices.

GDP growth remains positive (1.2% in the first quarter versus 1.0% in Q4) and consensus expectations of +2.7% for the fourth quarter are in line with the historical recovery sequence of Fed easing. The Fed has cut the Funds rate for the sixth time to 3.75% and maintained its easing bias. The first tax cut "check is in the mail" and initial reductions of withholdings will appear in the next pay-stub. The recipients will likely pay down debt and spend the residual. Earnings expectations, while lacking visibility (please note black hole in second and third quarter) call for a return to trend-line growth starting in the fourth quarter, resulting in 3-31.2% GDP growth and an 8-15% increase in operating earnings in 2002.

The discrepancy in valuation between growth and value stocks appears to have been resolved as their representative indices have converged and virtually tracked each other since February. Note, the Russell 2000 Index also seems to have fallen into a comparable channel. The overlapping in the indices and therefore, the blurring of relative style benchmarks for managers (Russell's and S&P's) is compounded by the amazing number of stocks that are included in both:
AOL (4%), Merck, etc; and the sudden (and temporary?) shift from one to another:
PFIZER (4%), and JDS Uniphase. The technology weighting in Russell Growth Index
                                   ----------
has declined to 28% (from 38%) and the finance weighting has increased to 9.3%
                                       -------
(from 3.8%). Only 155 of the S&P 500 companies are now listed in the S&P/BARRA Growth Index.

Projected inflation, interest rate levels and earnings projections justify full exposure to equities, and relative success, of course, will be determined by stock selection. Our commitment to stocks with growth characteristics that are superior to the overall market (e.g., revenues, earnings and ROE) creates a portfolio of equities likely to produce superior results.

During June, the Simms U.S. Equity Fund, purchased BOEING (4%), BRISTOL MYERS-SQUIBB (2%) and INTERNATIONAL GAME TECHNOLOGY (2%) because of their valuations relative to their growth prospects. We sold CVS (3%) and WELLPOINT (4%) due to weakening outlooks and, taking profits, we trimmed BED, BATH AND BEYOND (3%), FAMILY DOLLAR STORES (4%), SAFEWAY (3%) and TYCO INTERNATIONAL (3%).

EUROPE & UNITED KINGDOM:

According to the Financial Times "EUROPEAN ministers began 2001 brimming with confidence." Indeed, EUROPE was expected to grow faster than the U.S., and employment growth had been faster in Europe for the last 3 years. How things have changed! GDP growth for 2001 is now continuously being revised downward and inflation is staying stubbornly above the European Central Bank's 2% target. Budget deficits are deteriorating, and the Euro is still very weak. Business investments and net exports fell sharply in the first half of the year.

Yet, the ECB seems to have few options left as monetary policy has been quite loose already. With inflation at 3.4% and short-term interest rates at 4.5%, real rates are just over 1%. Furthermore, and of greater importance to the Central Bank, long bond rates are low too at 5%, slightly below U.S. Treasuries.

This should be a wake-up call for the Europeans. Only a few months ago, the European Commission chastised IRELAND for implementing an economic policy that was considered too stimulative. The bureaucrats at the EC in Brussels did not want Ireland to cut taxes. In general, as Europe benefited from global demand, structural reforms became less of a priority. Today's rapid deterioration of the economy should however demonstrate that recent deregulation was a step in the right direction, but even more has to be done if they want to enjoy sustainable growth. At year-end, consumers and vendors will actually be dealing in Euros and some consternation is likely. However, the benefits of the common market and currency are only delayed.

The International Equity Fund sold NOVARTIS (3%) when it became clear that Zelmac, their drug for irritable bowel syndrome, was not going to get the FDA's approval in the near future, therefore diminishing the anticipated growth rate. On the other hand, a very positive study to be published on Rebiff, a multiple sclerosis drug, gave us the confidence and the visibility needed to buy SERONO (3%). Serono is Europe's largest biotech company.

JAPAN & ASIA:

With the Upper House elections scheduled for the end of July, Prime Minister Koizumi is trying to build a consensus to drastically reform the Japanese economy. Over the last weeks, Koizumi has made far-reaching proposals to reduce public deficits, eliminate banking troubles, and reduce cross-ownership, etc.
So far, he is doing very well in convincing the public at large that he will be the savior of Japan, Inc. His popularity rate remains strongly above 80%! But it will not be an easy task. The short-term effects of reform will be very tough as unemployment will likely shoot up if Koizumi's recommendations are implemented. After an initial rally in the stock market in May, investors have now taken a wait-and-see attitude. There is still more talk than action and if, as expected, Koizumi wins the elections, quick decisions will be needed to convince the investment community that he is for real.

The International Equity Fund sold EISAI (4%) because the sales growth of their blockbuster drug for treatment of Alzheimer's disease has come to an early halt diminishing the company's anticipated growth rate.

EMERGING MARKETS:

In the Pacific Rim the International Equity Fund bought KOREA TELECOM (2%) at the end of the quarter on a secondary offering. We had sold the stock earlier at a higher level due to the uncertainty of when this offering would take place. The government's stake in the company is now down to 40% from 58%. KTC is involved in fixed and mobile communication as well as broadband where they are the number one service provider in the world with 47% of the 5.5mm total subscribers (almost twice as many as AT&T or AOL). Korean GDP growth is expected to increase from 3% this year to 5% in '02 and KTC will be a major beneficiary. In the region, the Fund also owns CHINA MOBILE HK (3%).

The Fund remains on the sidelines in LATIN AMERICA. ARGENTINA recently switched from a 1:1 ratio between pesos and dollars to a peso rate determined by a basket that is 50% US$ and 50% Euro. This is a defacto devaluation favoring exports and penalizing imports while the Euro remains below US$1. The market has looked upon this and other trade changes as a step backward, increasing confusion and reducing the likelihood of full dollarization. In BRAZIL, the Central Bank raised rates again, by 150bp to 18.25% while imposing an easing bias, signaling a rate top. The country's power woes continue due mostly to the drought, as 95% of the power supply is hydro-based. There is a 20% power rationing in effect for the northeast, southeast and central west regions. (This rationing, along with increased supply from both further investment in thermal gas plants and increased privatization should help the crisis to be resolved by the end of
2002).

In May, Morgan Stanley announced changes to the All-Country World Index (ACWI) to account for the inclusion of 85% of a country's free-float adjusted market capitalization from 60% of total market cap. The free-float in the EMERGING MARKETS is much smaller (50%) than that of the developed markets (85%). Additionally, stricter foreign ownership limits and fewer securities, decreases the weighting of the emerging markets from approximately 10% to 7% of ACWI ex-US. These changes will be implemented in two phases; November 30, 2001 and May 31, 2002. Currently, including TEVA PHARMACEUTICAL (Israel, 4%), the INTERNATIONAL FUND has a 9.8% weighting in emerging markets securities.

SUMMARY:

The quality growth stocks owned by the Funds normally lag the market in the initial recovery period but subsequently provide superior results. We anticipate more visibility of corporate earnings and improved shareholder returns the second half of the year.

/s/Robert A. Simms                      /s/Thomas L. Melly

Robert A. Simms                         Thomas L. Melly
President & CEO                         Principal,
                                        Portfolio Manager

/s/Jennifer D. Miller                   /s/Herve van Caloen

Jennifer D. Miller                      Herve van Caloen
Principal,                              Principal,
Portfolio Manager                       Portfolio Manager

THE SIMMS FUNDS
U.S. EQUITY FUND

   SIMMS U.S. EQUITY FUND -- CLASS A VS. S&P 500 INDEX GROWTH OF HYPOTHETICAL
                               $10,000 INVESTMENT

      Average Annual Total Return*<F2>                   One           Since
     For the period ended June 30, 2001                 Year         Inception
     ----------------------------------                 ----         ---------
Simms U.S. Equity Fund - Class A No Load (1)<F1>      (22.90%)        (2.50%)
Simms U.S. Equity Fund - Class A (1)<F1>              (25.97%)        (4.32%)
S&P 500 Index                                         (14.83%)        (3.43%)

(1)<F1>   April 26, 1999 inception.
  *<F2>   Past performance is not predictive of future performance.

               Simms U.S. Equity --      Simms U.S. Equity --
    Date         Class A No Load              Class A           S&P 500 Index
    ----         ---------------              -------           -------------
    4/99              10,000                    9,600               10,000
    6/99              10,246                    9,836               10,144
    9/99              10,033                    9,632                9,510
   12/99              12,007                   11,527               10,925
    3/00              12,525                   12,024               11,176
    6/00              12,271                   11,780               10,879
    9/00              12,710                   12,202               10,774
   12/00              11,093                   10,649                9,931
    3/01               9,273                    8,902                8,753
    6/01               9,461                    9,083                9,266

   SIMMS U.S. EQUITY FUND -- CLASS Y VS. S&P 500 INDEX GROWTH OF HYPOTHETICAL
                             $1,000,000 INVESTMENT

      Average Annual Total Return*<F4>                   One           Since
     For the period ended June 30, 2001                 Year         Inception
     ----------------------------------                 ----         ---------
Simms U.S. Equity Fund - Class Y (1)<F3>              (22.56%)         6.40%
S&P 500 Index                                         (14.83%)         3.20%

(1)<F3>   December 11, 1998 inception.
  *<F4>   Past performance is not predictive of future performance.

      Date           Simms U.S. Equity -- Class Y         S&P 500 Index
      ----           ----------------------------         -------------
     12/98                    1,000,000                     1,000,000
      3/99                    1,199,000                     1,108,477
      6/99                    1,251,037                     1,186,608
      9/99                    1,231,020                     1,112,511
     12/99                    1,474,885                     1,278,044
      3/00                    1,542,287                     1,307,354
      6/00                    1,513,447                     1,272,625
      9/00                    1,569,141                     1,260,293
     12/00                    1,370,959                     1,161,681
      3/01                    1,147,904                     1,023,957
      6/01                    1,172,010                     1,083,885

THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND

     SIMMS INTERNATIONAL EQUITY FUND -- CLASS A VS. MORGAN STANLEY CAPITAL
       INTERNATIONAL EAFE INDEX GROWTH OF HYPOTHETICAL $10,000 INVESTMENT

      Average Annual Total Return*<F6>                        One       Since
     For the period ended June 30, 2001                      Year     Inception
     ----------------------------------                      ----     ---------
Simms International Equity Fund - Class A No Load (1)<F5>  (33.26%)     0.66%
Simms International Equity Fund - Class A (1)<F5>          (35.92%)    (1.04%)
Morgan Stanley Capital International EAFE Index            (25.25%)    (3.29%)

(1)<F5>   February 1, 1999 inception.
  *<F6>   Past performance is not predictive of future performance.

           Simms International                                Morgan Stanley
             Equity -- Class A      Simms International    Capital International
  Date           No Load            Equity -- Class A           EAFE Index
  ----           -------            -----------------           ----------
  2/99            10,000                   9,600                  10,000
  3/99             9,867                   9,472                  10,258
  6/99            10,323                   9,910                  10,720
  9/99            11,025                  10,584                  11,030
 12/99            15,779                  15,148                  12,962
  3/00            15,954                  15,316                  12,985
  6/00            15,223                  14,614                  12,341
  9/00            13,422                  12,885                  11,230
 12/00            12,056                  11,574                  10,751
  3/01            10,139                   9,733                   9,337
  6/01            10,160                   9,754                   9,224

     SIMMS INTERNATIONAL EQUITY FUND -- CLASS Y VS. MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX GROWTH OF HYPOTHETICAL $1,000,000 INVESTMENT

      Average Annual Total Return*<F8>                    One          Since
     For the period ended June 30, 2001                   Year       Inception
     ----------------------------------                   ----       ---------
Simms International  Equity Fund - Class Y (1)<F7>      (32.90%)       3.30%
Morgan Stanley Capital International EAFE Index         (25.25%)      (2.11%)

(1)<F7>   December 11, 1998 inception.
  *<F8>   Past performance is not predictive of future performance.

                    Simms International          Morgan Stanley Capital
      Date           Equity -- Class Y          International EAFE Index
      ----           -----------------          ------------------------
     12/98               1,000,000                     1,000,000
      3/99               1,041,029                     1,053,105
      6/99               1,090,998                     1,100,546
      9/99               1,169,005                     1,132,361
     12/99               1,675,651                     1,330,708
      3/00               1,694,084                     1,333,143
      6/00               1,619,205                     1,266,951
      9/00               1,429,272                     1,152,926
     12/00               1,285,202                     1,103,691
      3/01               1,082,011                       958,621
      6/01               1,086,556                       946,987

THE SIMMS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001

                                                                                        U.S.          INTERNATIONAL
                                                                                    EQUITY FUND        EQUITY FUND
                                                                                    -----------        -----------
ASSETS
Investments in securities at market value
  (identified cost $6,284,316 and $34,510,971, respectively) (Note 2)                $7,204,386         $34,383,736
Cash                                                                                         --              10,651
Dividends and interest receivable                                                         3,924              27,637
Capital shares sold                                                                       4,802                  --
Receivable for investments sold                                                         282,017             249,703
Receivable from Adviser                                                                  20,963                  --
Other assets                                                                             21,201              27,005
                                                                                     ----------         -----------
     Total assets                                                                     7,537,293          34,698,732
                                                                                     ----------         -----------

LIABILITIES
Payable to Adviser                                                                           --               6,602
Payable for investments purchased                                                       146,872           1,080,195
Accrued expenses and other liabilities                                                   52,843              61,464
                                                                                     ----------         -----------
     Total liabilities                                                                  199,715           1,148,261
                                                                                     ----------         -----------
NET ASSETS                                                                           $7,337,578         $33,550,471
                                                                                     ----------         -----------
                                                                                     ----------         -----------

NET ASSETS CONSIST OF:
Shares of beneficial interest                                                        $6,600,658         $36,362,912
Accumulated net realized loss on investments                                           (183,150)         (2,685,206)
Net unrealized appreciation (depreciation) on investments                               920,070            (127,235)
                                                                                     ----------         -----------
     Net assets                                                                      $7,337,578         $33,550,471
                                                                                     ----------         -----------
                                                                                     ----------         -----------

CLASS A
Net assets                                                                             $591,880            $675,834
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                                                       56,119              72,016
Net asset value and redemption price per share                                           $10.55               $9.38
                                                                                         ------               -----
                                                                                         ------               -----
Maximum offering price per share                                                         $10.99               $9.77
                                                                                         ------               -----
                                                                                         ------               -----

CLASS Y
Net assets                                                                           $6,745,698         $32,874,637
Shares of beneficial interest outstanding
  (unlimited shares, no par value)                                                      629,204           3,452,410
Net asset value, offering and redemption price per share                                 $10.72               $9.52
                                                                                         ------               -----
                                                                                         ------               -----

                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2001

                                                                   U.S.           INTERNATIONAL
                                                               EQUITY FUND         EQUITY FUND
                                                               -----------         -----------
INVESTMENT INCOME:
     Dividends (net of foreign taxes withheld of $0
       and $30,838, respectively)                               $    28,184         $   133,701
     Interest                                                        20,057              58,406
                                                                -----------         -----------
          Total investment income                                    48,241             192,107
                                                                -----------         -----------

EXPENSES:
     Investment advisory fees                                        62,768             175,014
     Shareholder servicing and accounting                            59,195              76,906
     Professional fees                                               36,375              52,813
     Trustees' fees and expenses                                      2,014               2,014
     Administration fees                                             44,951              44,926
     Reports to shareholders                                          3,125               5,315
     Federal and state registration fees                             21,955              26,269
     Custody fees                                                     5,813               6,828
     Other                                                            6,030               9,164
     Distribution fees - Class A                                      2,208               2,841
                                                                -----------         -----------
          Total expenses before reimbursements                      244,434             402,090
     Less:  Reimbursements from Adviser                            (162,721)           (197,982)
                                                                -----------         -----------
     Net expenses                                                    81,713             204,108
                                                                -----------         -----------

NET INVESTMENT LOSS                                                 (33,472)            (12,001)
                                                                -----------         -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Realized loss on investments                                  (386,932)         (2,710,871)
     Change in unrealized appreciation/depreciation
       on investments                                            (1,568,894)         (3,668,539)
                                                                -----------         -----------
     Net realized and unrealized loss on investments             (1,955,826)         (6,379,410)
                                                                -----------         -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(1,989,298)        $(6,391,411)
                                                                -----------         -----------
                                                                -----------         -----------

                       See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 U.S. EQUITY FUND
                                                                        -----------------------------------
                                                                        FOR YEAR ENDED       FOR YEAR ENDED
                                                                        JUNE 30, 2001        JUNE 30, 2000
                                                                        -------------        -------------
OPERATIONS:
     Net investment loss                                                  $   (33,472)         $  (41,814)
     Net realized loss on investments                                        (386,932)            (41,230)
     Change in unrealized appreciation/depreciation
       on investments                                                      (1,568,894)          1,402,989
                                                                          -----------          ----------
          Net increase (decrease) in net assets
            resulting from operations                                      (1,989,298)          1,319,945
                                                                          -----------          ----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
     Net increase in net assets resulting from
       capital share transactions                                             114,560           3,240,909
                                                                          -----------          ----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM
  NET REALIZED GAINS                                                           (8,712)             (8,168)
                                                                          -----------          ----------

DISTRIBUTIONS TO CLASS Y SHAREHOLDERS FROM
  NET REALIZED GAINS                                                         (152,115)           (394,355)
                                                                          -----------          ----------
          Total increase (decrease) in net assets                          (2,035,565)          4,158,331

NET ASSETS:
     Beginning of period                                                    9,373,143           5,214,812
                                                                          -----------          ----------
     End of period                                                        $ 7,337,578          $9,373,143
                                                                          -----------          ----------
                                                                          -----------          ----------

                       See notes to financial statements

                                                                            INTERNATIONAL EQUITY FUND
                                                                        ----------------------------------
                                                                        FOR YEAR ENDED      FOR YEAR ENDED
                                                                        JUNE 30, 2001       JUNE 30, 2000
                                                                        -------------       -------------
OPERATIONS:
     Net investment loss                                                  $   (12,001)        $   (85,282)
     Net realized gain (loss) on investments                               (2,710,871)          1,272,896
     Change in unrealized appreciation/depreciation
       on investments                                                      (3,668,539)          3,013,551
                                                                          -----------         -----------
          Net increase (decrease) in net assets
            resulting from operations                                      (6,391,411)          4,201,165
                                                                          -----------         -----------

CAPITAL SHARE TRANSACTIONS: (NOTE 4)
     Net increase in net assets resulting from
       capital share transactions                                          26,301,323           5,670,421
                                                                          -----------         -----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
     Net investment income                                                     (1,663)                 --
     Net realized gains                                                       (46,071)             (9,505)
                                                                          -----------         -----------
     Total distributions                                                      (47,734)             (9,505)
                                                                          -----------         -----------

DISTRIBUTIONS TO CLASS Y SHAREHOLDERS FROM:
     Net investment income                                                    (47,858)            (11,524)
     Net realized gains                                                    (1,326,221)           (302,465)
                                                                          -----------         -----------
     Total distributions                                                   (1,374,079)           (313,989)
                                                                          -----------         -----------
          Total increase in net assets                                     18,488,099           9,548,092

NET ASSETS:
     Beginning of period                                                   15,062,372           5,514,280
                                                                          -----------         -----------
     End of period                                                        $33,550,471         $15,062,372
                                                                          -----------         -----------
                                                                          -----------         -----------

                       See notes to financial statements

THE SIMMS FUNDS
FINANCIAL HIGHLIGHTS

                                                                          U.S. EQUITY FUND -- CLASS A
                                                          ---------------------------------------------------------
                                                               YEAR                YEAR       APRIL 26, 1999(1)<F9>
                                                              ENDED               ENDED              THROUGH
                                                          JUNE 30, 2001       JUNE 30, 2000       JUNE 30, 1999
                                                          -------------       -------------       -------------
PER SHARE DATA:
Net asset value, beginning of period                          $13.98              $12.50              $12.20
                                                              ------              ------              ------
Income from investment operations:
     Net investment loss                                       (0.06)(3)<F11>      (0.16)(2)<F10>      (0.02)(3)<F11>
     Net realized and unrealized
       gain (loss) on investments                              (3.10)               2.57                0.32
                                                              ------              ------              ------
     Total from investment operations                          (3.16)               2.41                0.30
                                                              ------              ------              ------
Less distributions from net realized gains                     (0.27)              (0.93)                 --
                                                              ------              ------              ------
Net asset value, end of period                                $10.55              $13.98              $12.50
                                                              ------              ------              ------
                                                              ------              ------              ------
Total return(4)<F12>                                         (22.90%)             19.76%               2.46%(5)<F13>

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                              $591,880            $262,568                $983
     Ratio of expenses to average net assets before
       reimbursement by Adviser                                3.39%               3.88%               8.39%(6)<F14>
     Ratio of expenses to average net assets after
       reimbursement by Adviser                                1.45%               1.86%               2.06%(6)<F14>
     Ratio of net investment loss to average net assets
       before reimbursement by Adviser                        (2.81%)             (3.19%)             (7.38%)(6)<F14>
     Ratio of net investment loss to average net assets
       after reimbursement by Adviser                         (0.87%)             (1.17%)             (1.06%)(6)<F14>
     Portfolio turnover rate(7)<F15>                          76.61%              50.31%              50.40%

(1)<F9> Commencement of sale of Class A shares occurred on April 26, 1999 for the U.S. Equity Fund.
(2)<F10> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F11> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)<F12> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(5)<F13>  Not annualized.
(6)<F14>  Annualized.
(7)<F15> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                          U.S. EQUITY FUND -- CLASS Y
                                                          -----------------------------------------------------------
                                                               YEAR                YEAR     DECEMBER 11, 1998(1)<F16>
                                                              ENDED               ENDED              THROUGH
                                                          JUNE 30, 2001       JUNE 30, 2000       JUNE 30, 1999
                                                          -------------       -------------       -------------
PER SHARE DATA:
Net asset value, beginning of period                          $14.14              $12.51              $10.00
                                                              ------              ------              ------
Income from investment operations:
     Net investment loss                                       (0.05)(3)<F18>      (0.10)(2)<F17>      (0.03)(3)<F18>
     Net realized and unrealized
       gain (loss) on investments                              (3.10)               2.66                2.54
                                                              ------              ------              ------
     Total from investment operations                          (3.15)               2.56                2.51
                                                              ------              ------              ------
Less distributions from net realized gains                     (0.27)              (0.93)                 --
                                                              ------              ------              ------
Net asset value, end of period                                $10.72              $14.14              $12.51
                                                              ------              ------              ------
                                                              ------              ------              ------
Total return                                                 (22.56%)             20.98%              25.10%(4)<F19>

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                            $6,745,698          $9,110,575          $5,213,829
     Ratio of expenses to average net assets before
       reimbursement by Adviser                                2.89%               3.27%               5.59%(5)<F20>
     Ratio of expenses to average net assets after
       reimbursement by Adviser                                0.95%               1.25%               1.31%(5)<F20>
     Ratio of net investment loss to average net assets
       before reimbursement by Adviser                        (2.31%)             (2.58%)             (4.70%)(5)<F20>
     Ratio of net investment loss to average net assets
       after reimbursement by Adviser                         (0.37%)             (0.56%)             (0.42%)(5)<F20>
     Portfolio turnover rate(6)<F21>                          76.61%              50.31%              50.40%

(1)<F16> Commencement of operations for Class Y shares occurred on December 11, 1998 for the U.S. Equity Fund.
(2)<F17> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F18> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)<F19>   Not annualized.
(5)<F20>   Annualized.
(6)<F21> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                     INTERNATIONAL EQUITY FUND -- CLASS A
                                                          -----------------------------------------------------------
                                                               YEAR                YEAR      FEBRUARY 1, 1999(1)<F22>
                                                              ENDED               ENDED              THROUGH
                                                          JUNE 30, 2001       JUNE 30, 2000       JUNE 30, 1999
                                                          -------------       -------------       -------------
PER SHARE DATA:
Net asset value, beginning of period                          $15.64              $10.88              $10.54
                                                              ------              ------              ------
Income from investment operations:
     Net investment income (loss)                              (0.06)(2)<F23>      (0.19)(2)<F23>       0.00
     Net realized and unrealized
       gain (loss) on investments                              (4.95)               5.32                0.34
                                                              ------              ------              ------
     Total from investment operations                          (5.01)               5.13                0.34
                                                              ------              ------              ------
Less distributions:
     Dividends in excess of net investment income              (0.04)                 --                  --
     Distributions from net realized gains                     (1.21)              (0.37)                 --
                                                              ------              ------              ------
     Total distributions                                       (1.25)              (0.37)                 --
                                                              ------              ------              ------
Net asset value, end of period                                $ 9.38              $15.64              $10.88
                                                              ------              ------              ------
                                                              ------              ------              ------
Total return(3)<F24>                                         (33.26%)             47.48%               3.23%(4)<F25>

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                              $675,834            $608,550            $160,421
     Ratio of expenses to average net assets before
       reimbursement by Adviser                                2.78%               3.42%               6.54%(5)<F26>
     Ratio of expenses to average net assets after
       reimbursement by Adviser                                1.65%               2.20%               2.38%(5)<F26>
     Ratio of net investment loss to average net assets
       before reimbursement by Adviser                        (1.68%)             (2.56%)             (4.14%)(5)<F26>
     Ratio of net investment income (loss) to average
       net assets after reimbursement by Adviser              (0.55%)             (1.34%)              0.02%(5)<F26>
     Portfolio turnover rate(6)<F27>                         100.02%              88.41%              49.48%

(1)<F22> Commencement of sale of Class A shares occurred on February 1, 1999 for the International Equity Fund.
(2)<F23> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F24> The total return does not reflect the 4.00% maximum sales charge for Class A shares.
(4)<F25>   Not annualized.
(5)<F26>   Annualized.
(6)<F27> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

                                                                     INTERNATIONAL EQUITY FUND -- CLASS Y
                                                          -----------------------------------------------------------
                                                               YEAR                YEAR     DECEMBER 11, 1998(1)<F28>
                                                              ENDED               ENDED              THROUGH
                                                          JUNE 30, 2001       JUNE 30, 2000       JUNE 30, 1999
                                                          -------------       -------------       -------------
PER SHARE DATA:
Net asset value, beginning of period                          $15.77              $10.91              $10.00
                                                              ------              ------              ------
Income from investment operations:
     Net investment income (loss)                              (0.01)(2)<F29>      (0.15)(2)<F29>       0.03
     Net realized and unrealized
       gain (loss) on investments                              (4.99)               5.39                0.88
                                                              ------              ------              ------
     Total from investment operations                          (5.00)               5.24                0.91
                                                              ------              ------              ------
Less distributions:
     Dividends in excess of net investment income              (0.04)              (0.01)                 --
     Distributions from net realized gains                     (1.21)              (0.37)                 --
                                                              ------              ------              ------
     Total distributions                                       (1.25)              (0.38)                 --
                                                              ------              ------              ------
Net asset value, end of period                                $ 9.52              $15.77              $10.91
                                                              ------              ------              ------
                                                              ------              ------              ------
Total return                                                 (32.90%)             48.41%               9.10%(3)<F30>

SUPPLEMENTAL DATA AND RATIOS:
     Net assets, end of period                           $32,874,637         $14,453,822          $5,353,859
     Ratio of expenses to average net assets before
       reimbursement by Adviser                                2.28%               2.78%               5.52%(4)<F31>
     Ratio of expenses to average net assets after
       reimbursement by Adviser                                1.15%               1.56%               1.63%(4)<F31>
     Ratio of net investment loss to average net assets
       before reimbursement by Adviser                        (1.18%)             (1.92%)             (3.48%)(4)<F31>
     Ratio of net investment income (loss) to average
       net assets after reimbursement by Adviser              (0.05%)             (0.70%)              0.42%(4)<F31>
     Portfolio turnover rate(5)<F32>                         100.02%              88.41%              49.48%

(1)<F28> Commencement of operations for Class Y shares occurred on December 11, 1998 for the International Equity Fund.
(2)<F29> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)<F30>   Not annualized.
(4)<F31>   Annualized.
(5)<F32> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                       See notes to financial statements

THE SIMMS FUNDS
U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2001

  SHARES                                                               VALUE
  ------                                                               -----

             COMMON STOCKS -- 92.5%

             AEROSPACE & DEFENSE -- 3.9%
    5,100    The Boeing Company                                     $  283,560
                                                                    ----------

             BUSINESS SERVICES -- 6.3%
    3,210    Omnicom Group Inc.                                        276,060
    3,130    TMP Worldwide Inc.*<F33>                                  187,800
                                                                    ----------
                                                                       463,860
                                                                    ----------

             COMMUNICATIONS & MEDIA -- 4.5%
    6,190    AOL Time Warner Inc.*<F33>                                328,070
                                                                    ----------

             COMPUTERS -- 3.0%
    7,610    EMC Corporation*<F33>                                     221,070
                                                                    ----------

             DRUGS -- 7.3%
    4,350    Amgen Inc.*<F33>                                          263,958
    6,877    Pfizer Inc.                                               275,424
                                                                    ----------
                                                                       539,382
                                                                    ----------

             ELECTRICAL EQUIPMENT -- 3.0%
    4,540    General Electric Company                                  221,325
                                                                    ----------

             ELECTRONICS -- 2.7%
    4,730    Xilinx, Inc.*<F33>                                        195,065
                                                                    ----------

             ENTERTAINMENT & LEISURE -- 2.0%
    2,310    International Game Technology*<F33>                       144,952
                                                                    ----------

             FINANCIAL SERVICES -- 15.9%
    6,713    Citigroup Inc.                                            354,715
    4,610    Concord EFS, Inc.*<F33>                                   239,766
    2,880    Fannie Mae                                                245,232
    9,907    MBNA Corporation                                          326,436
                                                                    ----------
                                                                     1,166,149
                                                                    ----------

             HEALTH CARE SERVICES
               & SUPPLIES -- 7.7%
    5,400    Bristol-Myers Squibb Company                              282,420
    5,664    Johnson & Johnson                                         283,220
                                                                    ----------
                                                                       565,640
                                                                    ----------

             INSURANCE -- 3.2%
    7,430    AFLAC Incorporated                                        233,971
                                                                    ----------

             INTERNET SERVICES -- 2.5%
    3,600    Check Point Software
               Technologies Ltd.*<F33>^<F34>                           182,052
                                                                    ----------

             MULTI-INDUSTRY -- 3.9%
    5,310    Tyco International Ltd.^<F34>                             289,395
                                                                    ----------

             RETAIL -- 13.0%
    7,190    Bed Bath & Beyond Inc.*<F33>                              215,700
    9,290    Family Dollar Stores, Inc.                                238,103
    9,380    RadioShack Corporation                                    286,090
    4,490    Safeway Inc.*<F33>                                        215,520
                                                                    ----------
                                                                       955,413
                                                                    ----------

             SOFTWARE -- 4.9%
    4,880    Microsoft Corporation*<F33>                               356,240
                                                                    ----------

             TELECOMMUNICATION EQUIPMENT -- 2.7%
    3,500    Comverse Technology, Inc.*<F33>                           199,850
                                                                    ----------

             UTILITIES - ELECTRIC -- 6.0%
    7,040    AES Corporation*<F33>                                     303,072
    3,610    Calpine Corporation*<F33>                                 136,458
                                                                    ----------
                                                                       439,530
                                                                    ----------

             TOTAL COMMON STOCKS
               (Cost $5,865,454)                                     6,785,524
                                                                    ----------

 PRINCIPAL
  AMOUNT
  ------

             SHORT-TERM INVESTMENTS -- 5.7%

             VARIABLE RATE DEMAND NOTES#<F35> -- 5.7%
 $285,577    Firstar Bank, N.A., 3.50%                                 285,577
  117,424    Wisconsin Electric Power
               Company, 3.361%                                         117,424
   15,861    Wisconsin Corporate
               Central Credit Union, 3.42%                              15,861
                                                                    ----------

             TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $418,862)                                         418,862
                                                                    ----------

             TOTAL INVESTMENTS
               (COST $6,284,316) -- 98.2%                            7,204,386
                                                                    ----------

             OTHER ASSETS, LESS
               LIABILITIES -- 1.8%                                     133,192
                                                                    ----------

             TOTAL NET ASSETS -- 100.0%                             $7,337,578
                                                                    ----------
                                                                    ----------

 *<F33>   Non-income producing security.
 ^<F34>   Foreign security.
 #<F35> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.

                       See notes to financial statements

THE SIMMS FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2001

  SHARES                                                              VALUE
  ------                                                              -----

               COMMON STOCKS -- 94.1%

               FINLAND -- 3.2%
               TELECOMMUNICATIONS -- 3.2%
     49,060    Nokia Oyj - ADR, Class A                            $ 1,081,282
                                                                   -----------
                    Total Finland                                    1,081,282
                                                                   -----------

               FRANCE -- 6.8%
               CHEMICALS -- 2.8%
     33,000    L'Air Liquide S.A. - ADR                                948,172
                                                                   -----------

               SOFTWARE -- 4.0%
     15,180    Business Objects S.A. - ADR*<F36>                       358,248
     24,335    Dassault Systemes S.A. - ADR                            962,449
                                                                   -----------
                                                                     1,320,697
                                                                   -----------
                    Total France                                     2,268,869
                                                                   -----------

               GERMANY -- 7.4%
               MEDICAL PRODUCTS -- 3.3%
     46,280    Frensenius Medical
                 Care AG - ADR                                       1,094,522
                                                                   -----------

               SOFTWARE -- 4.1%
     39,470    SAP AG - ADR                                          1,385,002
                                                                   -----------
                    Total Germany                                    2,479,524
                                                                   -----------

               HONG KONG -- 4.2%
               TELECOMMUNICATIONS -- 4.2%
     15,590    Asia Satellite Telecommunications
                 Holdings Ltd. - ADR                                   279,841
     41,680    China Telecom Limited*<F36>                           1,116,607
                                                                   -----------
               Total Hong Kong                                       1,396,448
                                                                   -----------

               IRELAND -- 4.6%
               DRUGS -- 4.6%
     25,540    Elan Corporation PLC - ADR*<F36>                      1,557,940
                                                                   -----------
                    Total Ireland                                    1,557,940
                                                                   -----------

               ISRAEL -- 4.4%
               DRUGS -- 4.4%
     23,480    Teva Pharmaceutical
                 Industries Ltd. - ADR                               1,462,804
                                                                   -----------
                    Total Israel                                     1,462,804
                                                                   -----------

               ITALY -- 4.9%
               OPTICAL SUPPLIES -- 4.9%
    103,840    Luxottica Group SpA - ADR                             1,661,440
                                                                   -----------
                    Total Italy                                      1,661,440
                                                                   -----------

               JAPAN -- 18.8%
               DRUGS -- 2.7%
     40,710    Eisai Company, Ltd - ADR                                912,352
                                                                   -----------

               ELECTRONICS -- 8.6%
     25,380    Canon Inc. - ADR                                      1,045,656
     10,835    Kyocera Corporation - ADR                               965,290
     13,540    Sony Corporation - ADR                                  890,932
                                                                   -----------
                                                                     2,901,878
                                                                   -----------

               FINANCIAL SERVICES -- 4.2%
     28,616    Orix Corporation - ADR                                1,396,461
                                                                   -----------

               TELECOMMUNICATIONS -- 3.3%
     12,820    NTT DoCoMo, Inc. - ADR                                1,115,313
                                                                   -----------
                    Total Japan                                      6,326,004
                                                                   -----------

               NETHERLANDS -- 21.6%
               CHEMICALS -- 3.4%
     26,960    Akzo Nobel N.V. - ADR                                 1,147,957
                                                                   -----------

               ELECTRONICS -- 3.8%
     37,800    STMicroelectronics N.V. - NYS                         1,285,200
                                                                   -----------

               FINANCIAL SERVICES -- 3.8%
     19,160    ING Groep N.V. - ADR                                  1,262,069
                                                                   -----------

               FOOD, BEVERAGES & TOBACCO -- 3.6%
     38,830    Koninklijke Ahold N.V. - ADR                          1,221,203
                                                                   -----------

               TEXTILES & APPAREL -- 3.6%
     14,310    Gucci Group N.V. - NYS                                1,198,462
                                                                   -----------

               TRANSPORTATION -- 3.4%
     54,605    TNT Post Group N.V. - ADR                             1,130,324
                                                                   -----------
                    Total Netherlands                                7,245,215
                                                                   -----------

               SOUTH KOREA -- 1.8%
               TELECOMMUNICATIONS -- 1.8%
     26,820    Korea Telecom Corporation - ADR                         589,504
                                                                   -----------
                    Total South Korea                                  589,504
                                                                   -----------

               SWITZERLAND -- 5.0%
               BUSINESS SERVICES -- 3.3%
     93,050    Adecco S.A. - ADR                                     1,110,086
                                                                   -----------
               MEDICAL PRODUCTS -- 1.7%
     23,030    Serono S.A. - ADR                                       574,599
                                                                   -----------
                    Total Switzerland                                1,684,685
                                                                   -----------

               UNITED KINGDOM -- 11.4%
               BUSINESS SERVICES -- 1.8%
     12,310    WPP Group PLC - ADR                                     618,578
                                                                   -----------

               COMMUNICATIONS & MEDIA -- 3.1%
     60,310    Pearsons PLC - ADR                                    1,027,079
                                                                   -----------

               FINANCIAL SERVICES -- 3.4%
      9,120    Barclays PLC - ADR                                    1,144,560
                                                                   -----------

               TELECOMMUNICATIONS -- 3.1%
     46,170    Vodafone Group PLC - ADR                              1,031,900
                                                                   -----------
                    Total United Kingdom                             3,822,117
                                                                   -----------
               TOTAL COMMON STOCKS
                 (Cost $31,703,067)                                 31,575,832
                                                                   -----------

  PRINCIPAL
   AMOUNT
   ------

               SHORT-TERM INVESTMENTS -- 8.4%

               VARIABLE RATE DEMAND NOTES#<F37> -- 8.4%
 $1,088,993    American Family Financial
                 Services, Inc., 3.361%                              1,088,993
  1,145,649    Firstar Bank, N.A., 3.50%                             1,145,649
     53,262    Wisconsin Corporate Central
                 Credit Union, 3.42%                                    53,262
    520,000    Wisconsin Electric Power
                 Company, 3.361%                                       520,000
                                                                   -----------
               TOTAL SHORT- TERM
                 INVESTMENTS
                 (Cost $2,807,904)                                   2,807,904
                                                                   -----------
               TOTAL INVESTMENTS
                 (COST $34,510,971) --
                 102.5%                                             34,383,736
                                                                   -----------
               LIABILITIES, LESS OTHER
                 ASSETS -- (2.5%)                                     (833,265)
                                                                   -----------
               TOTAL NET ASSETS -- 100.0%                          $33,550,471
                                                                   -----------
                                                                   -----------

 *<F36>   Non-income producing security.
 #<F37> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2001.
  ADR -   American Depository Receipts
  NYS -   New York Shares

                       See notes to financial statements

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2001

NOTE 1 -- DESCRIPTION OF FUNDS

The Simms Funds (the "Trust") was organized as a Delaware business trust on July 1, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust issues its shares in series, with each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the U.S. Equity Fund and the International Equity Fund (collectively referred to as the "Funds"). The Simms Global Equity Fund liquidated on March 30, 2001. Pursuant to the 1940 Act, each Fund is a "diversified" series of the Trust.

The U.S. Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the common stock of U.S. companies with large market capitalizations, including multinational companies. The Fund may also invest in convertible securities and preferred stock of U.S. companies.

The International Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of foreign companies with large market capitalizations, including multinational companies. The Fund invests primarily in ADRs and may also invest directly in non-U.S. dollar-denominated equity securities of foreign companies.

Each Fund has issued two classes of shares: Class A and Class Y. Class A shares were initially sold on April 26, 1999 and February 1, 1999, for the U.S. Equity Fund and International Equity Fund, respectively. The Class A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus, and expenses pursuant to the distribution and shareholder servicing plans described in Notes 7 and 8. The maximum sales charge is 4% of the offering price.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

     a) Investment Valuation -- Investment securities traded on a national securities exchange or NASDAQ are valued at the last reported sales price at the end of trading, normally 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter, other than those traded through NASDAQ, are valued at the mean between the last bid and asked prices. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflect their fair value.

     b) Income Recognition -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

     c) Securities Transactions -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

     d) Distributions to Shareholders -- The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

     e) Federal Income Taxes -- The Funds' intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of each Fund's taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

     f) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     g) Foreign Securities -- Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 3 -- FORMATION AND REORGANIZATION

On December 11, 1998, all of the assets and liabilities of the Simms Partners (U.S.) L.P. and the Simms Partners (International) L.P. (the "Partnerships") were transferred to the U.S. Equity Fund and International Equity Fund, respectively, in a reorganization (the "Reorganization"). The Reorganization was considered a tax-free exchange and no gain or loss was recognized by the Partnerships on the transfer of their assets to the respective Funds. The U.S. Equity Fund and International Equity Fund retain the basis and holding periods of the assets transferred from the Partnerships for tax purposes. The market value of assets on the day of transfer of $3,333,389 for the U.S. Equity Fund and $4,221,506 for the International Equity Fund became the cost basis for financial reporting purposes for the respective Funds. On the same day the tax basis of securities held for the U.S. Equity Fund and the International Equity Fund was $1,096,452 and $825,707 lower than their basis for financial reporting purposes, respectively. On June 30, 2001, the tax basis of the remaining securities held by the U.S. Equity Fund and the International Equity Fund was $279,624 and $241,912 lower than their basis for financial reporting purposes, respectively.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

At June 30, 2001, each Fund had an unlimited number of shares of beneficial interest authorized with no par value.

The following table summarizes the capital share transactions of each class of shares for each Fund:

                                      U.S.                 INTERNATIONAL
                                  EQUITY FUND               EQUITY FUND
                              -------------------       ------------------
                                   YEAR ENDED               YEAR ENDED
                                 JUNE 30, 2001             JUNE 30, 2001
                              -------------------       ------------------
                              SHARES       AMOUNT       SHARES      AMOUNT
CLASS A                       ------       ------       ------      ------
Sales                          41,002    $  510,783      37,331   $   398,486
Reinvested distributions          704         8,712       4,289        47,733
Redemptions                    (4,367)      (54,852)     (8,515)     (109,240)
                             --------    ----------   ---------   -----------
Net increase                   37,339    $  464,643      33,105   $   336,979
                             --------    ----------   ---------   -----------
                                         ----------               -----------

SHARES OUTSTANDING:
Beginning of period            18,780                    38,911
                             --------                 ---------
End of period                  56,119                    72,016
                             --------                 ---------
                             --------                 ---------

CLASS Y
Sales                         239,172    $2,784,882   2,962,002   $30,247,728
Reinvested distributions        9,987       125,237     110,874     1,248,442
Redemptions                  (264,331)   (3,260,202)   (537,159)   (5,531,826)
                             --------    ----------   ---------   -----------
Net increase (decrease)       (15,172)   $ (350,083)  2,535,717   $25,964,344
                             --------    ----------   ---------   -----------
                                         ----------               -----------

SHARES OUTSTANDING:
Beginning of period           644,376                   916,693
                             --------                 ---------
End of period                 629,204                 3,452,410
                             --------                 ---------
                             --------                 ---------
Total net increase                       $  114,560               $26,301,323
                                         ----------               -----------
                                         ----------               -----------

                                      U.S.                 INTERNATIONAL
                                  EQUITY FUND               EQUITY FUND
                              -------------------       ------------------
                                   YEAR ENDED               YEAR ENDED
                                 JUNE 30, 2000             JUNE 30, 2000
                              -------------------       ------------------
                              SHARES       AMOUNT       SHARES      AMOUNT
CLASS A                       ------       ------       ------      ------
Sales                          18,784    $  244,492      29,172    $  388,314
Reinvested distributions          622         8,168         664         9,505
Redemptions                      (705)       (9,500)     (5,676)      (78,110)
                             --------    ----------   ---------    ----------
Net increase                   18,701    $  243,160      24,160    $  319,709
                             --------    ----------   ---------    ----------
                                         ----------                ----------

SHARES OUTSTANDING:
Beginning of period                79                    14,751
                             --------                 ---------
End of period                  18,780                    38,911
                             --------                 ---------
                             --------                 ---------

CLASS Y
Sales                         353,974    $4,798,383     413,707    $5,175,693
Reinvested distributions       22,822       304,005      19,087       275,230
Redemptions                  (149,089)   (2,104,639)     (6,672)     (100,211)
                             --------    ----------   ---------    ----------
Net increase                  227,707    $2,997,749     426,122    $5,350,712
                             --------    ----------   ---------    ----------
                                         ----------                ----------

SHARES OUTSTANDING:
Beginning of period           416,669                   490,571
                             --------                 ---------
End of period                 644,376                   916,693
                             --------                 ---------
                             --------                 ---------
Total net increase                       $3,240,909                $5,670,421
                                         ----------                ----------
                                         ----------                ----------

NOTE 5 -- INVESTMENT TRANSACTIONS

During the year ended June 30, 2001 for the U.S. Equity Fund and International Equity Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                           U.S.           INTERNATIONAL
                                       EQUITY FUND         EQUITY FUND
                                       -----------         -----------
Purchases                               $6,118,440         $39,928,448
Sales                                   $6,640,671         $16,157,215

The following information for the Funds is as of June 30, 2001:

                                COST FOR FEDERAL            TAX BASIS                TAX BASIS           TAX BASIS
                                   INCOME TAX             NET UNREALIZED          GROSS UNREALIZED    GROSS UNREALIZED
                                    PURPOSES        APPRECIATION/DEPRECIATION       APPRECIATION        DEPRECIATION
                                ----------------    -------------------------     ---------------     ----------------
U.S. Equity Fund                  $ 6,112,599              $ 1,091,787               $1,506,243          $  414,456
International Equity Fund         $35,393,353              $(1,009,617)              $2,076,044          $3,085,661

At June 30, 2001, the U.S. Equity Fund and International Equity Fund had accumulated net realized capital loss carryovers of $75,244 and $492,813, respectively, expiring in 2009. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryover for the Funds. In addition, the International Equity Fund realized, on a tax basis, post-October losses through June 30, 2001 of $1,129,980, which are not recognized for tax purposes until the first day of the following fiscal year.

NOTE 6 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with Simms Capital Management, Inc. (the "Adviser"), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the U.S. Equity Fund and 1.00% of the International Equity Funds' average daily net assets.

The Adviser has agreed to reimburse and/or absorb the Funds' advisory, organization and other expenses, to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts until at least June 30, 2002:

                                    CLASS A        CLASS Y
                                    -------        -------
U.S. Equity Fund                     1.45%          0.95%
International Equity Fund            1.65%          1.15%

To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek payment of such amounts for two years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time these payments or reimbursements are proposed. For the period ended June 30, 2001, the Adviser reimbursed/absorbed expenses of $162,721 and $197,982 for the U.S. Equity and International Equity Funds, respectively. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                              U.S.              INTERNATIONAL
YEAR OF EXPIRATION         EQUITY FUND           EQUITY FUND
------------------         -----------           -----------
6/30/2002                   $148,181               $145,224
6/30/2003                   $162,721               $197,982

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. Firstar Bank, N.A. serves as custodian for the Funds.

NOTE 7 -- DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which provides that each Fund's Class A shares may pay distribution fees of up to 0.50% of the average daily net assets to T.O. Richardson Securities, Inc. (the "Distributor"). Payments under the 12b-1 Plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of each Fund's Class A shares. The U.S. Equity Fund and International Equity Fund incurred $2,208 and $2,841 in fees pursuant to the 12b-1 Plan for the year ended June 30, 2001.

NOTE 8 -- SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a shareholder servicing plan. Under the shareholder servicing plan, Class A shares may pay financial institutions, including affiliates of the Adviser, a fee of 0.25% of its average daily net assets for services relating to maintenance of investor accounts, including liaisons with investors. The Board of Trustees voted to eliminate the shareholder servicing plan fee effective February 25, 2000.

THE SIMMS FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Simms Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Simms Funds (comprising, respectively, the U.S. Equity Fund and International Equity Fund, hereafter referred to as the "Funds") at June 30, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PRICEWATERHOUSECOOPERS LLP

PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
July 27, 2001

THE SIMMS FUNDS
TAX INFORMATION

REQUIRED INCOME TAX DISCLOSURES

In early 2001, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended June 30, 2001. The Funds hereby designate the following amounts as long-term capital gains distributions.

                                                U.S.         INTERNATIONAL
                                            EQUITY FUND       EQUITY FUND
                                            -----------      -------------
  Capital Gains Taxed at 20%                  $160,827         $359,114

                     (SIMMS CAPITAL MANAGEMENT, INC. LOGO)
                                Global Investors

                                THE SIMMS FUNDS
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830
                    1-877-GET-SIMS         (1-877-438-7467)

                               BOARD OF TRUSTEES
               Robert A. Simms, Sr.          Gen. Robert E. Kelley
               Beverly W. Aisenbrey          Michael A. McManus, Jr.
               Arthur S. Bahr                Thomas L. Melly
               Robert G. Blount              Arthur O. Poltrack

                               INVESTMENT ADVISER
                            Simms Capital Management
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830

         ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                               Firstar Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 LEGAL COUNSEL
                      Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                  DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                         Farmington, Connecticut 06032

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.